UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund: BlackRock Long-Horizon Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Horizon Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark — 3.9%
Novo Nordisk A/S, Class B	251,143	$14,281,569
India — 3.8%
HDFC Bank Ltd.	639,838	13,986,012
Ireland — 8.3%
Medtronic PLC	187,271	16,410,558
Shire PLC	215,261	13,906,382

		30,316,940
Netherlands — 3.9%
ASML Holding NV	128,411	14,099,607
Sweden — 6.2%
Assa Abloy AB, Class B	510,890	11,207,933
Hexagon AB, Class B	293,531	11,578,557

		22,786,490
United Kingdom — 9.8%
AstraZeneca PLC	198,803	13,309,498
British American Tobacco PLC	252,107	16,090,680
Delta Topco Ltd., (Acquired 5/02/12, cost $962,533) (a)	1,559,597	561,455
Lloyds Banking Group PLC	8,557,666	6,019,024

		35,980,657
United States — 61.1%
Alphabet, Inc., Class C (b)	13,402	10,303,324
AutoZone, Inc. (b)	24,891	20,260,527
Cerner Corp. (b)(c)	200,919	12,535,336
Colgate-Palmolive Co.	190,818	14,202,584
Comcast Corp., Class A	319,116	21,460,551
Danaher Corp.	175,200	14,268,288
First Republic Bank	131,290	9,409,554
Fortive Corp. (b)	87,600	4,223,196
H&R Block, Inc.	532,630	12,671,268
Honeywell International, Inc.	138,653	16,129,504
International Paper Co.	209,017	9,575,069
Intuit, Inc.	94,377	10,474,903
Mastercard, Inc., Class A	182,697	17,400,062
Stericycle, Inc. (b)(c)	156,037	14,085,460
Union Pacific Corp.	184,345	17,153,302
UnitedHealth Group, Inc.	133,559	19,125,649

		223,278,577
Total Common Stocks — 97.0%		354,729,852

Corporate Bonds	Par (000)	Value
China — 0.0%
China Milk Products Group Ltd., 0.00%, 1/15/12 (b)(d)(e)	$1,000	$10,000
United Kingdom — 0.4%
Delta Topco Ltd., (Acquired 5/02/12 - 1/01/16, cost $1,605,262), 10.00% (10.00% Cash), 11/24/60 (a)(f)	1,583	1,582,557
Total Corporate Bonds — 0.4%		1,592,557

Preferred Stock — 2.3%	Shares
United States — 2.3%
Proteus Digital Health, (Acquired 7/22/14, cost $7,000,007), 0.00% (a)(b)	532,725	8,417,055
Total Long-Term Investments (Cost — $334,069,182) — 99.7%		364,739,464

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (g)(h)	1,594,372	1,594,372

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (g)(h)(i)	$16,938	16,937,600
Total Short-Term Securities (Cost — $18,531,972) — 5.1%		18,531,972
Total Investments (Cost — $352,601,154*) — 104.8%		383,271,436
Liabilities in Excess of Other Assets — (4.8)%		(17,536,549)

Net Assets — 100.0%		$365,734,887

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$352,817,412

Gross unrealized appreciation	$48,478,149
Gross unrealized depreciation	(18,024,125)

Net unrealized appreciation	$30,454,024

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

Notes to Schedule of Investments

(a)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $10,561,067 and an original cost of $9,567,802, which was 2.9% of its net assets.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Zero-coupon bond.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Net Activity	Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,575,834	(6,981,462)	1,594,372	$1,594,372	$23,677
BlackRock Liquidity Series, LLC, Money Market Series	—	$16,937,600	$16,937,600	16,937,600	8,774	[1]
Total				$18,531,972	$32,451

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Current yield as of period end.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Denmark	—	$14,281,569	—	$14,281,569
India	—	13,986,012	—	13,986,012
Ireland	$16,410,558	13,906,382	—	30,316,940
Netherlands	—	14,099,607	—	14,099,607
Sweden	—	22,786,490	—	22,786,490
United Kingdom	—	35,419,202	$561,455	35,980,657
United States	223,278,577	—	—	223,278,577
Corporate Bonds	—	—	1,592,557	1,592,557
Preferred Stock	—	—	8,417,055	8,417,055
Short-Term Securities	1,594,372	16,937,600	—	18,531,972

Total	$241,283,507	$131,416,862	$10,571,067	$383,271,436

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2016	3

Schedule of Investments (concluded)	BlackRock Long-Horizon Equity Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$360	—	—	$360
Liabilities:
Collateral on securities loaned at value	—	$(16,937,600)	—	(16,937,600)

Total	$360	$(16,937,600)	—	$(16,937,240)

During the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Assets:
Opening Balance, as of October 31, 2015	$740,809	$1,451,853	$7,000,007	$9,192,669
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(179,354)	(3,165)	1,417,048	1,234,529
Purchases	—	143,869	—	143,869
Sales	—	—	—	—
Closing Balance as of July 31, 2016	$561,455	$1,592,557	$8,417,055	$10,571,067

Net change in unrealized appreciation (depreciation) on investments held as of July 31, 2016	$(179,354)	$(3,165)	$1,417,048	$1,234,529

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $10,000.

	Value	Valuation Techniques	Unobservable Inputs	Unobservable Inputs Utilized
Assets:
Common Stocks	$561,455	Market Comparables	Run Rate EBITDA Multiple[1]	20.75x
Corporate Bonds	1,582,557	Market Comparables	Run Rate EBITDA Multiple[1]	20.75x
Preferred Stocks	8,417,055	Market Comparables	Priced to Last Financing Round[1]	$15.80

Total	$10,561,067

[1] Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date:	September 21, 2016